Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses and Other Current Assets
Schedule of significant components of prepaid expenses and other current assets

(in thousands)	2017	2016
Prepaid expenses	$65,159	84,173
Income taxes receivable	41,400	-
R&D state tax credit	22,642	-
Supplies inventory	17,072	17,105
Other	70,292	63,210
Total	$216,565	164,488